EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share	Basic and diluted earnings (loss) per share are calculated as follows for the periods presented:

		Year Ended
	Calculation	December 31, 2023	December 31, 2022	December 31, 2021
Net income (loss) attributable to Diversified Energy Company PLC	A	$758,018	$(625,410)	$(325,509)
Weighted average shares outstanding - basic	B	47,165	42,204	39,677
Dilutive impact of potential shares		349	—	—
Weighted average shares outstanding - diluted	C	47,514	42,204	39,677

Earnings (loss) per share - basic	= A/B	$16.07	$(14.82)	$(8.20)
Earnings (loss) per share - diluted	= A/C	$15.95	$(14.82)	$(8.20)

Potentially dilutive shares(a)		54	767	325
(a)Outstanding share-based payment awards excluded from the diluted EPS calculation because their effect would have been anti-dilutive.